Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
At fair value [member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning
Included in profit and loss
Total profit and loss
Included in OCI
Balance at ending
Present value of defined benefit obligation [member]
Schedule of Movement in Defined Benefit Obligations [Line Items]
Balance at beginning	72,668	44,776
Included in profit and loss
Service cost	27,550	27,550
Interest cost (income)	3,057	3,057
Total profit and loss	103,275	75,383
Included in OCI
Actuarial gain/(loss)
Exchange difference	(744)	(2,715)
Balance at ending	$ 102,531	$ 72,668